FAIR VALUE MEASUREMENTS - SUMMARY OF CHANGES IN THE FAIR VALUE OF THE COMPANYS LEVEL 3 FINANCIAL LIABILITY (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2013 Warrant Liability	Dec. 31, 2012 Warrant Liability	Dec. 31, 2011 Warrant Liability	Dec. 31, 2010 Warrant Liability	Dec. 31, 2009 Warrant Liability	Dec. 31, 2008 Warrant Liability	Jun. 30, 2013 Derivative Liability	Dec. 31, 2012 Derivative Liability	Dec. 31, 2011 Derivative Liability	Dec. 31, 2010 Derivative Liability	Dec. 31, 2009 Derivative Liability	Dec. 31, 2008 Derivative Liability
Issuance of warrants			$ 314,835	$ 3,680		$ 52,665			$ 314,835	$ 3,680		$ 52,655
Issuance of convertible notes	2,893,435	4,044,349	257,210	281,466		9,377							2,893,435	4,044,349	257,210	281,466		9,377
Reclassification of warrants to equity		(2,031)		(37,110)				(2,032)		(37,110)
Cancellation of warrants				(65,082)						(65,082)
Changes in fair value	(2,903,305)	(4,207,074)	(439,371)	73,996	(6,667)	(20,362)	(232,988)	(48,912)	(35,320)	67,915	(1,692)	(15,960)	(2,670,317)	(4,158,162)	(404,051)	6,081	(4,975)	(4,402)
Derivative Fair Value Of Liabilities	$ 250,011	$ 259,881	$ 424,637	$ 291,963	$ 35,013	$ 41,680		$ 232,988	$ 283,931	$ 4,416	$ 35,013	$ 36,705	$ 250,011	$ 26,893	$ 140,706	$ 287,547	$ 0	$ 4,975